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                                                                  July 27, 2007

VIA EDGAR
_________


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Office of Filings, Information and Consumer Services

RE:      Tweedy, Browne Fund Inc. (the "Trust")
         File Nos:  33-57724 and 811-7458

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 24 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on July 24, 2007 (Accession No. 0001206774-07-001804).

     Any questions related to this filing should be directed to the undersigned at (617) 338-4426.


                                                       Very truly yours,

                                                       /s/ Aaron Remorenko

                                                       Aaron Remorenko
                                                       Regulatory Administration


cc:  M. Gervase Rosenberger, Esq.
     Richard Prins, Esq.
     Teresa M. R. Hamlin, Esq.